UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2000

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
                                   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     FORTIS SA/NV
Address:  Rue Royal 220
          1000 Brussels
          Belgium

13F File Number:    28-5695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:     SCOTT R. PLUMMER
Title: VICE PRESIDENT, ASSOCIATE GENERAL COUNSEL, & ASSISTANT SECRETARY, FORTIS ADVISERS, INC.
Phone:    (651) 738-5602

Signature, Place, and Date of Signing:

/S/ SCOTT R. PLUMMER        WOODBURY, MN          FEBRUARY 9, 2001
     [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
      manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]  13F COMBINATION REPORT.    (Check here if a portion of the holdings for
      this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Fortis Advisers, Inc. (13F File No. 28-1542) is a wholly-owned subsidiary of Fortis, Inc. (13F File No. 28-5174). Fortis Inc. is a wholly-owned subsidiary of Fortis Insurance N.V. (13F File No. 28-5689), Fortis Funding Company B.V.
(13F File No. 28-5681), Fortis (US) Funding Partners I LP (13F File No. 28-5693), and Fortis (US) Funding Partners II LP (13F File No. 28-5691). Fortis Insurance N.V. is a wholly-owned subsidiary of Fortis Bank N.V. (13F File No. 28-
5697) and Fortis N.V. (13F File No. 28-5190).   Fortis Bank
N.V. is a wholly-owned subsidiary of Fortis SA/NV (13F File No. 28-5695). Fortis SA/NV and Fortis N.V. are wholly-owned subsidiaries of Fortis (B) (13F File No. 28-5182) and Fortis
(NL) (13F File No. 28-5184).

On January 25, 2001, Fortis, Inc. agreed to sell (the
"Sale") all of the stock in its wholly owned subsidiary, Fortis Advisers, Inc. ("Fortis Advisers") to Hartford Life and Accident Insurance Company ("Hartford Life"), a subsidiary of Hartford Financial Services Group, Inc. ("The
Hartford"). The Hartford is a leading insurance and financial services company. The Sale is subject to the satisfaction of various conditions. Upon completion of the Sale, The Hartford will own and control Fortis Advisers and its subsidiaries. Fortis Advisers is the investment advisor for the Fortis Funds (the "Funds"). The Funds expect to enter into new investment advisory and sub-advisory agreements. These changes will require approvals by the Funds' boards of directors and shareholders to the extent required by law.